SUBSEQUENT EVENTS (Details) - Subsequent Events - USD ($)	Jul. 30, 2026	Jul. 24, 2026
SUBSEQUENT EVENTS
Interest-bearing demand deposit held in trust account	$ 5,940,297.03
PIPE Warrants | ListCo [Member]
SUBSEQUENT EVENTS
Percentage of common shares convertible		75.00%
Sponsor | Sponsor Loan
SUBSEQUENT EVENTS
Debt instrument		$ 1,800,000
Debt conversion		$ 9,200,000
Sponsor | PIPE Warrants
SUBSEQUENT EVENTS
Number of warrants issued in exchange (in Shares)		901,961
InoBat AS
SUBSEQUENT EVENTS
Amount of consideration transferred		$ 1,265,000,000
Upfront consideration		575,000,000
Liability recognized from contingent consideration		$ 690,000,000
Percentage of outstanding shares exchanged		90.00%
Class B ordinary shares | Sponsor
SUBSEQUENT EVENTS
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Class A ordinary shares | Sponsor
SUBSEQUENT EVENTS
Number of shares agreed to transfer to PIPE (in Shares)		800,000
Series B Preferred Stock | ListCo [Member]
SUBSEQUENT EVENTS
Number of shares sold (in Shares)		269,608
Sale of preferred stock and warrants		$ 27,500,000
Series B Preferred Stock | Sponsor
SUBSEQUENT EVENTS
Number of shares issued in exchange (in Shares)		90,196
Series A Preferred Stock | ListCo [Member]
SUBSEQUENT EVENTS
Number of shares sold (in Shares)		490,196
Preferred stock dividend rate		12.00%
Sale of preferred stock and warrants		$ 50,000,000
Class A ordinary shares subject to possible redemption
SUBSEQUENT EVENTS
Right to redeem (in Shares)	2,601,058
Ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 12.5
Redemption amount	$ 32,500,000